INCOME TAXES - Disclosure of deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ 2,107	$ 1,604
Royalty interest [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	(1,385)	(1,690)
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	3,377	3,204
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ 115	$ 90